PROPERTY, PLANT AND EQUIPMENT - Movements (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
PROPERTY, PLANT AND EQUIPMENT
Opening balance	$ 659,750,499	$ 666,150,885	$ 640,529,872
Additions	128,908,309	147,938,328	124,796,283
Disposals	(3,008,397)	(3,031,175)	(664,376)
Depreciation	(97,622,629)	(97,320,958)	(94,127,143)
Increase (decrease) due to foreign currency translation differences	(66,171,006)	(45,170,497)	(274,179)
Other increase (decrease)	88,914,192	(8,816,084)	(4,109,572)
Total movements	51,020,469	(6,400,386)	25,621,013
Ending balance	710,770,968	659,750,499	666,150,885
Construction in progress
PROPERTY, PLANT AND EQUIPMENT
Opening balance	84,118,716	49,986,111	34,625,004
Additions	65,284,334	89,392,003	70,421,863
Transfers between items of Property, plant and equipment	(109,893,610)	(41,957,409)	(53,824,861)
Increase (decrease) due to foreign currency translation differences	(6,880,059)	(13,319,346)	(1,235,895)
Other increase (decrease)	(6,580,711)	17,357
Total movements	(58,070,046)	34,132,605	15,361,107
Ending balance	26,048,670	84,118,716	49,986,111
Land
PROPERTY, PLANT AND EQUIPMENT
Opening balance	96,990,155	91,961,876	86,898,529
Additions		4,955,929	1,248,433
Disposals	(5,465)
Transfers between items of Property, plant and equipment			1,643,038
Increase (decrease) due to foreign currency translation differences	(4,615,830)	72,350	2,171,876
Other increase (decrease)	8,110,336
Total movements	3,489,041	5,028,279	5,063,347
Ending balance	100,479,196	96,990,155	91,961,876
Buildings
PROPERTY, PLANT AND EQUIPMENT
Opening balance	162,385,848	173,073,161	159,474,930
Additions	504,675	1,674,734	1,201,903
Disposals	(209,713)	(300,079)	(4,598)
Transfers between items of Property, plant and equipment	45,032,440	3,450,060	15,471,645
Depreciation	(7,001,828)	(5,880,770)	(5,335,475)
Increase (decrease) due to foreign currency translation differences	(14,485,709)	(9,538,737)	2,792,916
Other increase (decrease)	27,934,638	(92,521)	(528,160)
Total movements	51,774,503	(10,687,313)	13,598,231
Ending balance	214,160,351	162,385,848	173,073,161
Plant and equipment
PROPERTY, PLANT AND EQUIPMENT
Opening balance	155,833,080	190,402,625	203,379,934
Additions	17,924,606	4,992,508	9,833,490
Disposals	(1,002,133)	(700,973)	(601,444)
Transfers between items of Property, plant and equipment	54,460,571	24,250,647	16,202,982
Depreciation	(39,182,401)	(36,026,939)	(35,568,436)
Increase (decrease) due to foreign currency translation differences	(17,048,903)	(20,492,851)	(1,266,728)
Other increase (decrease)	36,419,165	(6,591,937)	(1,577,173)
Total movements	51,570,905	(34,569,545)	(12,977,309)
Ending balance	207,403,985	155,833,080	190,402,625
Information technology
PROPERTY, PLANT AND EQUIPMENT
Opening balance	4,627,325	6,122,912	4,320,656
Additions	783,299	945,827	2,666,593
Disposals		(1,062,530)
Transfers between items of Property, plant and equipment	622,222	1,133,684	1,062,653
Depreciation	(1,830,295)	(2,190,107)	(1,910,731)
Increase (decrease) due to foreign currency translation differences	(414,850)	(320,634)	29,148
Other increase (decrease)	1,397,020	(1,827)	(45,407)
Total movements	557,396	(1,495,587)	1,802,256
Ending balance	5,184,721	4,627,325	6,122,912
Fixed facilities and accessories
PROPERTY, PLANT AND EQUIPMENT
Opening balance	19,589,877	20,466,113	22,306,759
Additions	165,226		161,395
Disposals		(4,161)
Transfers between items of Property, plant and equipment	1,481,081	2,548,441	1,709,635
Depreciation	(2,668,535)	(2,112,681)	(2,456,511)
Increase (decrease) due to foreign currency translation differences	(4,048,135)	(1,307,835)	(1,254,915)
Other increase (decrease)	6,537,655		(250)
Total movements	1,467,292	(876,236)	(1,840,646)
Ending balance	21,057,169	19,589,877	20,466,113
Vehicles
PROPERTY, PLANT AND EQUIPMENT
Opening balance	29,263,265	23,896,425	18,106,705
Additions	1,451,462	1,512,162	338,986
Disposals	(203,036)	(173,190)	(3,473)
Transfers between items of Property, plant and equipment	(2,218,354)	2,253,061	9,015,390
Depreciation	(5,201,263)	(5,303,332)	(4,622,348)
Increase (decrease) due to foreign currency translation differences	(1,722,767)	7,441,057	1,783,041
Other increase (decrease)	429,294	(362,918)	(721,876)
Total movements	(7,464,664)	5,366,840	5,789,720
Ending balance	21,798,601	29,263,265	23,896,425
Leasehold improvements
PROPERTY, PLANT AND EQUIPMENT
Opening balance	7,415	190,523	274,945
Additions	1,430	13,529
Transfers between items of Property, plant and equipment	22,000
Depreciation	(11,112)	(61,033)	(112,805)
Increase (decrease) due to foreign currency translation differences	169	(34,272)	28,383
Other increase (decrease)	12,275	(101,332)
Total movements	24,762	(183,108)	(84,422)
Ending balance	32,177	7,415	190,523
Other Property, plant and equipment
PROPERTY, PLANT AND EQUIPMENT
Opening balance	106,934,818	110,051,139	111,142,410
Additions	42,793,277	44,451,636	38,923,620
Disposals	(1,588,050)	(790,242)	(54,861)
Transfers between items of Property, plant and equipment	10,493,650	8,321,516	8,719,518
Depreciation	(41,727,195)	(45,746,096)	(44,120,837)
Increase (decrease) due to foreign currency translation differences	(16,954,922)	(7,670,229)	(3,322,005)
Other increase (decrease)	14,654,520	(1,682,906)	(1,236,706)
Total movements	7,671,280	(3,116,321)	(1,091,271)
Ending balance	$ 114,606,098	$ 106,934,818	$ 110,051,139